Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as of December 31, 2015 and 2014 and changes in the carrying amount of goodwill during the years ended December 31, 2015 and 2014 are as follows:

	Sense & Power and Automotive (SP&A)	Embedded Processing Solutions (EPS)	Others	Total
December 31, 2013	2	88	—	90
Foreign currency translation	—	(8)	—	(8)

December 31, 2014	2	80	—	82
Foreign currency translation	—	(6)	—	(6)

December 31, 2015	2	74	—	76